Commitments and Contingencies	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13. Commitments and Contingencies
Purchase Obligations
As of June 30, 2022, we had purchase order commitments of $28.6 million in respect of construction works in progress, drilling, and technical reports.